Expense Example - MassMutual Small Cap Growth Equity Fund	Sep. 30, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	483
Expense Example, with Redemption, 10 Years	1,080
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	307
Expense Example, with Redemption, 5 Years	537
Expense Example, with Redemption, 10 Years	1,197
Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	591
Expense Example, with Redemption, 10 Years	1,313
Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	370
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,427
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	417
Expense Example, with Redemption, 5 Years	724
Expense Example, with Redemption, 10 Years	1,597
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	680
Expense Example, with Redemption, 3 Years	958
Expense Example, with Redemption, 5 Years	1,259
Expense Example, with Redemption, 10 Years	2,112
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	494
Expense Example, with Redemption, 5 Years	856
Expense Example, with Redemption, 10 Years	1,874
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	307
Expense Example, with Redemption, 5 Years	537
Expense Example, with Redemption, 10 Years	$ 1,197